Schedule of employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Liabilities	$ 13,899	$ 16,069
Recognised liabilities defined benefit plan	1,928	2,100
Current	1,818	1,953
Non-current	110	147
Other Income Expenses Cost Equalization
IfrsStatementLineItems [Line Items]
Liabilities	794	900
Description of Actuarial Assumptions of Mortality Tables
IfrsStatementLineItems [Line Items]
Liabilities	224	522
Accrued Vacation Pay [Member]
IfrsStatementLineItems [Line Items]
Liabilities	594	470
Salaries and related charges [member]
IfrsStatementLineItems [Line Items]
Liabilities	254	204
Profit sharing [Member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 62	$ 4